Restricted Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restricted Assets (Textual)
Restricted Assets	$ 1,368,412	$ 130,924
Short-term loans	$ 13,912,194	$ 15,416,339